Average Annual Total Returns{- Fidelity Environment and Alternative Energy Fund} - 02.28 Fidelity Environment and Alternative Energy/Natural Resources Funds Combo PRO-06 - Fidelity Environment and Alternative Energy Fund
	Fidelity Environment and Alternative Energy Fund Return Before Taxes Past 1 year	Fidelity Environment and Alternative Energy Fund Return Before Taxes Past 5 years	Fidelity Environment and Alternative Energy Fund Return Before Taxes Past 10 years	Fidelity Environment and Alternative Energy Fund After Taxes on Distributions Past 1 year	Fidelity Environment and Alternative Energy Fund After Taxes on Distributions Past 5 years	Fidelity Environment and Alternative Energy Fund After Taxes on Distributions Past 10 years	Fidelity Environment and Alternative Energy Fund After Taxes on Distributions and Sales Past 1 year	Fidelity Environment and Alternative Energy Fund After Taxes on Distributions and Sales Past 5 years	Fidelity Environment and Alternative Energy Fund After Taxes on Distributions and Sales Past 10 years	SP001 Past 1 year	SP001 Past 5 years	SP001 Past 10 years	FT128 Past 1 year	FT128 Past 5 years	FT128 Past 10 years
Total	30.42%	16.80%	14.66%	28.05%	14.97%	13.28%	19.49%	12.98%	11.85%	28.71%	18.47%	16.55%	23.94%	23.88%	18.46%